[SUTHERLAND]

Thomas E. Bisset

Direct Line: 202-383-0118

Internet: thomas.bisset@sutherland.com

February 26, 2009

Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Post-Effective Amendment No. 1 to the Registration Statement
on Form N-6 for Farm Bureau Life Variable Account of
Farm Bureau Life Insurance Company (File No. 333-148203)

Commissioners:

On behalf of Farm Bureau Life Insurance Company and Farm Bureau Life Variable Account, we have attached for filing Post-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-6 (the “Registration Statement”) for certain variable universal life insurance policies (the “Policies”). The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, to reflect the addition of a dynamic asset allocation model program.

Additional updating changes, as well as financial statements and certain required exhibits, will be included in a subsequent post-effective amendment to the Registration Statement to be filed pursuant to Rule 485(b) on or before April 30, 2009.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0118.

Sincerely,

/s/ Thomas E. Bisset

Thomas E. Bisset

Enclosures

cc:	Sara Tamisiea